Income and Mining Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Long Canyon And Northumberland Asset Impairment [Member]	Dec. 31, 2013 Us Capital Loss Carry Over [Member]	Dec. 31, 2010 Batu Hijau [Member]	Dec. 31, 2008 Batu Hijau [Member]	Dec. 31, 2013 Batu Hijau [Member]	Dec. 31, 2013 Foreign Country [Member]	Dec. 31, 2012 Foreign Country [Member]	Dec. 31, 2013 Foreign Tax Credits In Equity [Member]	Dec. 31, 2012 Foreign Tax Credits In Equity [Member]	Dec. 31, 2013 Alternative Minimum Tax Credits [Member]	Dec. 31, 2012 Alternative Minimum Tax Credits [Member]
Income Taxes [Line Items]
Deferred Tax Assets Valuation Allowance	$ 2,724	$ 1,626			$ 605
Valuation Allowance, Deferred Tax Asset, Change in Amount		1,098			605
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred: United States	805	100	151	(791)
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Blended Federal State Statutory Rate	38.00%
Deferred Tax Assets Valuation Allowance	2,724	1,626			605
Valuation Allowance, Deferred Tax Asset, Change in Amount		1,098			605
Gain on sale of investments	280	2	64
Gain on sale of investments, tax	37
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	77	120	137
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Additions for tax positions of prior years	19	81	160			10	119
Interest, refunds, or penalties released						10
Income tax receivable	229	76						119
Net unrecognized income tax liability, decrease in next 12 month, minimum	(5)
Net unrecognized income tax liability, decrease in next 12 month, maximum	(10)
Accrued income-tax-related interest and penalties	12	14
Income-tax-related interest and penalties accrued through the Statements of Consolidated Income	2	4	1
Operating Loss Carryforwards	875	741							357	281
Tax Credit Carryforward Amount	$ 492	$ 405									$ 296	$ 249	$ 196	$ 156